Xtrackers MSCI USA Selection Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI USA Selection Equity ETF - Xtrackers MSCI USA Selection Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.09%